                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6290

                         Smith Barney World Funds, Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               WORLD FUNDS, INC.
                       GLOBAL GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

[PHOTO] Denis P. Mangan            DENIS P. MANGAN
                                   PORTFOLIO MANAGER


         Classic Series
                                       [LOGO]



 Semi-Annual Report . April 30, 2003

 GLOBAL GOVERNMENT
 BOND PORTFOLIO

      DENIS P. MANGAN

      Denis P. Mangan has more than 21 years of securities business experience.

      Education: Graduated with honors from Trinity College, Dublin, M.A. in Mathematics from Columbia University and Ph.D. in Financial Economics from Columbia University.

      FUND OBJECTIVE

      The Fund seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.

      FUND FACTS

      FUND INCEPTION
      -----------------
      July 22, 1991

      MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      21 Years


What's Inside

Letter From the Chairman..............................................  1

Schedule of Investments...............................................  2

Statement of Assets and Liabilities...................................  4

Statement of Operations...............................................  5

Statements of Changes in Net Assets...................................  6

Notes to Financial Statements.........................................  7

Financial Highlights.................................................. 12

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed .(R) is a registered service mark of Citigroup Global Markets Inc.

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN
Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.


Sincerely,

/s/ R Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

  1 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003


      FACE
     AMOUNT                          SECURITY                        VALUE
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.6%
                  U.S. Treasury Notes:
$       2,200,000  4.625% due 5/15/06*                            $  2,370,414
        3,500,000  5.000% due 8/15/11*                               3,833,596
        2,900,000 U.S. Treasury Bonds, 6.250% due 5/15/30*           3,495,295
------------------------------------------------------------------------------
                  TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost -- $9,012,494)                               9,699,305
------------------------------------------------------------------------------
      FACE
     AMOUNT+                         SECURITY                        VALUE
------------------------------------------------------------------------------
BONDS AND NOTES -- 88.9%
Austria -- 6.9%
                  Republic of Austria:
   2,100,000/EUR/  3.900% due 10/20/05++                             2,417,512
   3,300,000/EUR/  5.000% due 7/15/12                                3,954,614
------------------------------------------------------------------------------
                                                                     6,372,126
------------------------------------------------------------------------------
Belgium -- 6.2%
   4,500,000/EUR/ Kingdom of Belgium, 5.750% due 9/28/10++           5,639,755
------------------------------------------------------------------------------
Canada -- 2.8%
                  Canadian Government:
          650,000  6.000% due 9/1/05                                   476,843
        1,900,000  6.000% due 6/1/08++                               1,424,881
          750,000  8.000% due 6/1/23                                   688,525
------------------------------------------------------------------------------
                                                                     2,590,249
------------------------------------------------------------------------------
Denmark -- 1.4%
                  Kingdom of Denmark:
        3,200,000  4.000% due 11/15/04                                 491,155
        1,200,000  7.000% due 11/15/07                                 207,470
        3,400,000  6.000% due 11/15/11                                 579,336
------------------------------------------------------------------------------
                                                                     1,277,961
------------------------------------------------------------------------------
France -- 20.6%
                  France O.A.T.:
   8,000,000/EUR/  5.250% due 4/25/08++                              9,720,318
   5,600,000/EUR/  5.500% due 10/25/10++                             6,930,076
   2,000,000/EUR/ French Treasury Note, BTAN, 3.500% due 7/12/04     2,264,406
------------------------------------------------------------------------------
                                                                    18,914,800
------------------------------------------------------------------------------
Germany -- 13.5%
   1,000,000/EUR/ Bundesobligation, 5.000% due 8/19/05               1,176,298
   4,900,000/EUR/ Bundesrepublic Deutschland, 5.000% due 7/4/11++    5,862,201
   5,000,000/USD/ Landwirtschaft Rentenbk, 4.500% due 10/23/06++     5,327,310
------------------------------------------------------------------------------
                                                                    12,365,809
------------------------------------------------------------------------------
Italy -- 9.1%
 900,000,000/JPY/ Republic of Italy, 1.800% due 2/23/10++            8,319,407
------------------------------------------------------------------------------
Spain -- 7.4%
   6,000,000/USD/ Kingdom of Spain, 5.875% due 7/28/08++             6,765,900
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  2 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2003


      FACE
     AMOUNT+                                                 SECURITY                                               VALUE
----------------------------------------------------------------------------------------------------------------------------
United Kingdom -- 5.8%
                   U.K. Treasury Bonds:
           450,000  8.500% due 12/7/05                                                                           $   805,453
         2,000,000  5.750% due 12/7/09++                                                                           3,490,217
           650,000  4.250% due 6/7/32                                                                                980,444
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   5,276,114
----------------------------------------------------------------------------------------------------------------------------
United States -- 15.2%
1,514,000,000/JPY/ KFW International Finance, 1.750% due 3/23/10++                                                13,971,570
----------------------------------------------------------------------------------------------------------------------------
                   TOTAL BONDS AND NOTES
                   (Cost -- $69,900,332)                                                                          81,493,691
----------------------------------------------------------------------------------------------------------------------------

      FACE
     AMOUNT                                                  SECURITY                                               VALUE
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.5%
          $490,000 State Street Bank and Trust Co., 1.200% due 5/1/03; Proceeds at maturity -- $490,016;
                     (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/21; Market value -- $504,544)
                     (Cost -- $490,000)                                                                              490,000
----------------------------------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100%
                   (Cost -- $79,402,826**)                                                                       $91,682,996
----------------------------------------------------------------------------------------------------------------------------

 * All or a portion of this security is on loan (See Note 6).
 + Face amount denominated in local currency unless otherwise indicated. ++Security is segregated for open forward foreign currency contracts (See Note
   4).
** Aggregate cost for Federal income tax purposes is substantially the same.

  Currency abbreviations used in this schedule:
  EUR  -- Euro
  JPY  -- Japanese Yen
  USD  -- United States Dollar


 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
  AMOUNT                              SECURITY                               VALUE
-------------------------------------------------------------------------------------
$6,382,788 State Street Navigator Securities Lending Trust Prime Portfolio
           (Cost -- $6,382,788)                                            $6,382,788
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  3 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003



ASSETS:
  Investments, at value (Cost -- $79,402,826)                $91,682,996
  Loaned securities collateral, at value
   (Cost -- $6,382,788) (Note 6)                               6,382,788
  Cash                                                               718
  Interest receivable                                          1,564,837
  Receivable for Fund shares sold                                 18,107
------------------------------------------------------------------------
  Total Assets                                                99,649,446
------------------------------------------------------------------------
LIABILITIES:
  Payable for securities on loan (Note 6)                      6,382,788
  Payable for open forward foreign currency contracts (Note
   4)                                                          1,025,814
  Management fee payable                                          56,763
  Payable for Fund shares purchased                               19,714
  Distribution fees payable                                        5,563
  Accrued expenses                                                47,812
------------------------------------------------------------------------
  Total Liabilities                                            7,538,454
------------------------------------------------------------------------
Total Net Assets                                             $92,110,992
------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $     8,407
  Capital paid in excess of par value                         92,828,116
  Overdistributed net investment income                       (9,931,384)
  Accumulated net realized loss from security transactions    (2,117,317)
  Net unrealized appreciation of investments and foreign
   currencies                                                 11,323,170
------------------------------------------------------------------------
Total Net Assets                                             $92,110,992
------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                      4,267,010
-------------------------------------------------------------------------
  Class B                                                        248,259
-------------------------------------------------------------------------
  Class L                                                        231,280
-------------------------------------------------------------------------
  Class Y                                                      3,660,282
-------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                  $11.03
-------------------------------------------------------------------------
  Class B *                                                       $11.06
-------------------------------------------------------------------------
  Class L **                                                      $11.06
-------------------------------------------------------------------------
  Class Y (and redemption price)                                  $10.85
-------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value
   per share)                                                     $11.55
-------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                     $11.17
------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                      See Notes to Financial Statements.

  4 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2003


INVESTMENT INCOME:
  Interest                                                    $ 1,737,080
------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                         346,433
  Distribution fees (Note 7)                                       77,215
  Shareholder servicing fees (Note 7)                              31,173
  Custody                                                          27,460
  Audit and legal                                                  23,580
  Registration fees                                                14,350
  Shareholder communications (Note 7)                              12,670
  Directors' fees                                                   1,665
  Other                                                             3,775
------------------------------------------------------------------------
  Total Expenses                                                  538,321
------------------------------------------------------------------------
Net Investment Income                                           1,198,759
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 4):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)        654,953
   Foreign currency transactions                               (4,677,412)
------------------------------------------------------------------------
  Net Realized Loss                                            (4,022,459)
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Security transactions                                        5,484,905
   Foreign currency transactions                                 (308,859)
------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       5,176,046
------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                  1,153,587
------------------------------------------------------------------------
Increase in Assets From Operations                            $ 2,352,346
------------------------------------------------------------------------

                      See Notes to Financial Statements.

  5 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

                                                       2003          2002
------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $  1,198,759  $  3,067,498
  Net realized loss                                  (4,022,459)   (5,463,009)
  Increase in net unrealized appreciation             5,176,046     6,267,102
-----------------------------------------------------------------------------
  Increase in Net Assets From Operations              2,352,346     3,871,591
-----------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income                              (1,352,405)   (1,512,324)
  Capital                                                    --    (1,791,273)
-----------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                      (1,352,405)   (3,303,597)
-----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                    3,040,589     4,353,857
  Net asset value of shares issued for
   reinvestment of dividends                            508,151     1,176,750
  Cost of shares reacquired                          (6,428,183)  (20,532,404)
-----------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (2,879,443)  (15,001,797)
-----------------------------------------------------------------------------
Decrease in Net Assets                               (1,879,502)  (14,433,803)
NET ASSETS:
  Beginning of period                                93,990,494   108,424,297
-----------------------------------------------------------------------------
  End of period*                                   $ 92,110,992  $ 93,990,494
-----------------------------------------------------------------------------
* Includes overdistributed net investment income
  of:                                               $(9,931,384)  $(5,100,326)
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.


  6 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Global Government Bond Portfolio ("Fund"), a separate investment fund of the Smith Barney World Funds, Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment management company. The Series consists of this Fund and the International All Cap Growth Portfolio. The financial statements and financial highlights for the International All Cap Growth Portfolio are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales price was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Series determines the existence of a dividend declaration after exercising reasonable due diligence; (h) direct expenses are charged to the Fund and each class; management fees and general Fund expenses are allocated on the basis of relative net assets by class; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, annually; ( j ) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.


  7 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $24,229 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares that equal or exceed $500,000 in the aggregates. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2003, CGM received sales charges of approximately $9,000 and $2,000 on sales of the Fund's Class A and L shares, respectively.

In addition, for the six months ended April 30, 2003, CDSC's paid to CGM were approximately:

                                    Class B Class L
---------------------------------------------------
CDSCs                               $1,000  $2,000
--------------------------------------------------

All officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

    ------------------------------------------------------------------------
    Purchases                                                    $12,046,921
    ------------------------------------------------------------------------
    Sales                                                         21,057,135
    ------------------------------------------------------------------------



  8 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

At April 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

            -------------------------------------------------------
            Gross unrealized appreciation              $12,300,278
            Gross unrealized depreciation                  (20,108)
            ------------------------------------------------------
            Net unrealized appreciation                $12,280,170
            ------------------------------------------------------

4. Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. A forward foreign contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

At April 30, 2003, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the audit risk should a counterparty be unable to meet the terms of such contracts. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                                       Local        Market        Settlement  Unrealized
Foreign Currency                      Currency      Value            Date        Loss
-----------------------------------------------------------------------------------------
To Sell:
British Pound                           3,300,000 $ 5,271,145      5/23/03   $   (76,945)
Canadian Dollar                         3,730,500   2,597,996      5/23/03       (24,137)
Danish Krone                            8,420,000   1,266,509      5/23/03       (22,437)
Euro                                   35,137,143  39,254,964      5/23/03      (769,252)
Japanese Yen                        2,631,045,103  22,113,369      5/23/03      (133,043)
-------------------------------------------------------------------------------------
Net Unrealized Loss on Open Forward
 Foreign Currency Contracts                                                  $(1,025,814)

-------------------------------------------------------------------------------------

5. Concentration of Risk

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.


  9 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

6. Lending of Portfolio Securities

The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2003, the Fund loaned securities having a market value of $8,007,687. The Fund received cash collateral amounting to $6,382,788, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio. In addition to the above noted cash collateral, the Fund held securities collateral amounting to $1,741,510.

Income earned by the Fund from securities lending for the six months ended April 30, 2003 was $8,029.

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                              Class A Class B Class L
---------------------------------------------------------------------
Distribution Plan Fees                        $58,920 $9,580  $8,715
--------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                              Class A Class B Class L Class Y
-----------------------------------------------------------------------------
Shareholder Servicing Fees                    $28,210 $1,717  $1,179     $67
----------------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Communication expenses were as follows:

                                              Class A Class B Class L Class Y
-----------------------------------------------------------------------------
Shareholder Communication Expenses            $6,466   $351    $342   $5,511
----------------------------------------------------------------------------

 10 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

8. Distributions Paid to Shareholders by Class

                                              Six Months Ended    Year Ended
                                               April 30, 2003  October 31, 2002
-------------------------------------------------------------------------------
Class A
Net investment income                             $655,988        $  671,314
Capital                                                 --           871,969
------------------------------------------------------------------------------
Total                                             $655,988        $1,543,283
------------------------------------------------------------------------------
Class B
Net investment income                             $ 27,868        $   18,095
Capital                                                 --            43,714
------------------------------------------------------------------------------
Total                                             $ 27,868        $   61,809
------------------------------------------------------------------------------
Class L
Net investment income                             $ 29,418        $   17,893
Capital                                                 --            34,768
------------------------------------------------------------------------------
Total                                             $ 29,418        $   52,661
------------------------------------------------------------------------------
Class Y
Net investment income                             $639,131        $  805,022
Capital                                                 --           840,822
------------------------------------------------------------------------------
Total                                             $639,131        $1,645,844
------------------------------------------------------------------------------

9. Capital Shares

At April 30, 2003, the Series had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                       Six Months Ended          Year Ended
                                        April 30, 2003        October 31, 2002
                                    ---------------------  ---------------------
                                     Shares      Amount     Shares      Amount
---------------------------------------------------------------------------------
Class A
Shares sold                          169,566  $ 1,866,964   291,651  $ 3,106,067
Shares issued on reinvestment         42,151      463,542   102,776    1,090,222
Shares reacquired                   (328,401)  (3,613,042) (845,625)  (8,982,287)
--------------------------------------------------------------------------------
Net Decrease                        (116,684) $(1,282,536) (451,198) $(4,785,998)
--------------------------------------------------------------------------------
Class B
Shares sold                           59,624  $   658,763    64,938  $   693,935
Shares issued on reinvestment          1,751       19,310     4,009       42,638
Shares reacquired                    (33,030)    (363,698) (125,531)  (1,338,734)
--------------------------------------------------------------------------------
Net Increase (Decrease)               28,345  $   314,375   (56,584) $  (602,161)
--------------------------------------------------------------------------------
Class L
Shares sold                           46,805  $   514,862    51,309  $   553,855
Shares issued on reinvestment          2,295       25,299     4,124       43,890
Shares reacquired                    (27,932)    (309,252)  (23,669)    (250,584)
--------------------------------------------------------------------------------
Net Increase                          21,168  $   230,909    31,764  $   347,161
--------------------------------------------------------------------------------
Class Y
Shares reacquired                   (198,798) $(2,142,191) (940,782) $(9,960,799)
--------------------------------------------------------------------------------
Net Decrease                        (198,798) $(2,142,191) (940,782) $(9,960,799)
--------------------------------------------------------------------------------

 11 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares                                   2003/(1)(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/  1998/(2)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $10.91        $10.82     $10.95     $11.18     $11.88     $12.22
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                         0.13          0.31       0.38       0.48       0.51       0.54
 Net realized and unrealized gain (loss)/(3)/       0.14          0.12       0.75       0.17      (0.69)      0.39
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.27          0.43       1.13       0.65      (0.18)      0.93
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.15)        (0.15)     (1.20)     (0.88)     (0.52)     (0.22)
 Net realized gains                                   --            --         --         --         --      (0.60)
 Capital                                              --         (0.19)     (0.06)        --         --      (0.45)
---------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.15)        (0.34)     (1.26)     (0.88)     (0.52)     (1.27)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $11.03        $10.91     $10.82     $10.95     $11.18     $11.88
---------------------------------------------------------------------------------------------------------------
Total Return                                        2.51%++       4.06%     11.11%      6.13%     (1.62)%     8.08%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $47,075       $47,842    $52,336    $60,546    $68,532    $88,836
---------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                           1.30%+        1.25%      1.23%      1.21%      1.26%      1.22%
 Net investment income/(3)/                         2.46+         2.93       3.62       4.35       4.39       4.58
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               13%           29%        96%       121%       164%       287%
---------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.33, $0.10 and 3.06%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

 12 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                                   2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998/(2)/
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $10.94       $10.85    $10.92    $11.16    $11.87     $12.22
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                         0.11         0.24      0.32      0.42      0.45       0.47
 Net realized and unrealized gain (loss)/(3)/       0.13         0.12      0.75      0.17     (0.69)      0.39
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.24         0.36      1.07      0.59     (0.24)      0.86
------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.12)       (0.08)    (1.08)    (0.83)    (0.47)     (0.19)
 Net realized gains                                   --           --        --        --        --      (0.60)
 Capital                                              --        (0.19)    (0.06)       --        --      (0.42)
------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.12)       (0.27)    (1.14)    (0.83)    (0.47)     (1.21)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $11.06       $10.94    $10.85    $10.92    $11.16     $11.87
------------------------------------------------------------------------------------------------------------
Total Return                                        2.18%++      3.43%    10.48%     5.56%    (2.11)%     7.46%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $2,747       $2,405    $3,001    $5,574    $9,485    $14,569
------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                           1.82%+       1.88%     1.80%     1.76%     1.81%      1.77%
 Net investment income/(3)/                         1.95+        2.29      3.07      3.88      3.86       3.93
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               13%          29%       96%      121%      164%       287%
------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.25, $0.11 and 2.43%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

 13 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class L Shares                                2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)(3)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.94      $10.85    $10.92    $11.15    $11.86     $12.19
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                       0.11        0.26      0.33      0.42      0.46       0.48
 Net realized and unrealized gain (loss)/(4)/     0.14        0.12      0.76      0.18     (0.70)      0.40
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.25        0.38      1.09      0.60     (0.24)      0.88
----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.13)      (0.10)    (1.09)    (0.83)    (0.47)     (0.19)
 Net realized gains                                 --          --        --        --        --      (0.60)
 Capital                                            --       (0.19)    (0.07)       --        --      (0.42)
----------------------------------------------------------------------------------------------------------
Total Distributions                              (0.13)      (0.29)    (1.16)    (0.83)    (0.47)     (1.21)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.06      $10.94    $10.85    $10.92    $11.15     $11.86
----------------------------------------------------------------------------------------------------------
Total Return                                      2.28%++     3.59%    10.69%     5.67%    (2.11)%     7.67%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $2,557      $2,298    $1,934    $1,752    $1,731     $2,391
----------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                         1.73%+      1.69%     1.69%     1.67%     1.72%      1.68%
 Net investment income/(4)/                       2.04+       2.48      3.14      3.88      3.98       4.01
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             13%         29%       96%      121%      164%       287%
----------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.28, $0.10 and 2.62%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

 14 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class Y Shares                                   2003/(1)(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $10.74        $10.66    $10.83    $11.03    $11.70    $12.03
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                         0.15          0.34      0.42      0.51      0.54      0.59
 Net realized and unrealized gain (loss)/(3)/       0.13          0.11      0.73      0.18     (0.68)     0.37
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.28          0.45      1.15      0.69     (0.14)     0.96
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.17)        (0.18)    (1.26)    (0.89)    (0.53)    (0.23)
 Net realized gains                                   --            --        --        --        --     (0.60)
 Capital                                              --         (0.19)    (0.06)       --        --     (0.46)
-----------------------------------------------------------------------------------------------------------
Total Distributions                                (0.17)        (0.37)    (1.32)    (0.89)    (0.53)    (1.29)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.85        $10.74    $10.66    $10.83    $11.03    $11.70
-----------------------------------------------------------------------------------------------------------
Total Return                                        2.63%++       4.39%    11.52%     6.59%    (1.28)%    8.50%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $39,732       $41,445   $51,153   $47,145   $47,708   $37,057
-----------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                           0.93%+        0.90%     0.86%     0.85%     0.91%     0.83%
 Net investment income/(3)/                         2.83+         3.28      3.96      4.71      4.69      5.06
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               13%           29%       96%      121%      164%      287%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.36, $0.09, and 3.41%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

 15 Smith Barney World Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                               WORLD FUNDS, INC.



         DIRECTORS                    INVESTMENT MANAGER
         Abraham E. Cohen             Smith Barney Fund Management LLC
         Robert A. Frankel
         Michael E. Gellert           DISTRIBUTOR
         R. Jay Gerken, Chairman      Citigroup Global Markets Inc.
         Rainer Greeven
         Susan M. Heilbron            CUSTODIAN
                                      State Street Bank and
         OFFICERS                       Trust Company
         Maurits E. Edersheim
         Chairman of the Fund         TRANSFER AGENT
         and Advisory Director        Citicorp Trust Bank, fsb.
                                      125 Broad Street,11th Floor
         R. Jay Gerken                New York, New York 10004
         President and Chief
         Executive Officer            SUB-TRANSFER AGENT
                                      PFPC Global Fund Services
         Lewis E. Daidone             P.O. Box 9699
         Senior Vice President and    Providence, Rhode Island
         Chief Administrative Officer 02940-9699

         Richard L. Peteka
         Chief Financial Officer
         and Treasurer

         Denis P. Mangan
         Vice President

         Kaprel Ozsolak
         Controller

         Christina T. Sydor
         Secretary

   Smith Barney World Funds, Inc.



 This report is submitted for the general information of the shareholders of Smith Barney World Funds, Inc. --Global Government Bond Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY WORLD FUNDS, INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any of the Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01935 6/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney World Funds, Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney World Funds, Inc.

Date: June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney World Funds, Inc.

Date: June 27, 2003

By:      /s/ Richard Peteka
         Chief Financial Officer of
         Smith Barney World Funds, Inc.

Date: June 27, 2003